[LOGO]


                THE ALGER
                INSTITUTIONAL FUND


                CLASS I SHARES
                AVAILABLE FOR INVESTMENT BY INSTITUTIONAL
                INVESTORS

                PROSPECTUS
                FEBRUARY 5, 2003
                AS SUPPLEMENTED SEPTEMBER 25, 2003
                AND DECEMBER 16, 2003

                ALGER SMALLCAP INSTITUTIONAL PORTFOLIO
                ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO
                ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO
                ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
                ALGER BALANCED INSTITUTIONAL PORTFOLIO
                ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO



                As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

                An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

1 ............... RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

      1 ......... INVESTMENTS
                  Alger SmallCap Institutional Portfolio ..................... 1
                  Alger MidCap Growth Institutional Portfolio ................ 2
                  Alger LargeCap Growth Institutional Portfolio .............. 2
                  Alger Capital Appreciation Institutional Portfolio ......... 2
                  Alger Balanced Institutional Portfolio ..................... 2
                  Alger Socially Responsible Growth Institutional Portfolio .. 2

      3 ......... RISKS
                  Alger SmallCap Institutional Portfolio ..................... 3
                  Alger MidCap Growth Institutional Portfolio ................ 4
                  Alger LargeCap Growth Institutional Portfolio .............. 4
                  Alger Capital Appreciation Institutional Portfolio ......... 4
                  Alger Balanced Institutional Portfolio ..................... 4
                  Alger Socially Responsible Growth Institutional Portfolio .. 4

      5 ......... PERFORMANCE
                  Alger SmallCap Institutional Portfolio ..................... 7
                  Alger MidCap Growth Institutional Portfolio ................ 7
                  Alger LargeCap Growth Institutional Portfolio .............. 8
                  Alger Capital Appreciation Institutional Portfolio ......... 8
                  Alger Balanced Institutional Portfolio ..................... 9
                  Alger Socially Responsible Growth Institutional Portfolio .. 9

10 .............. FEES AND EXPENSES

12 .............. MANAGEMENT AND ORGANIZATION

14 .............. SHAREHOLDER INFORMATION
                  Distributor ................................................14
                  Transfer Agent .............................................14
                  Classes of Fund Shares .....................................15
                  Purchasing and Redeeming Fund Shares .......................15

16 .............. FINANCIAL HIGHLIGHTS
                  Alger SmallCap Institutional Portfolio .....................18
                  Alger MidCap Growth Institutional Portfolio ................20
                  Alger LargeCap Growth Institutional Portfolio ..............22
                  Alger Capital Appreciation Institutional Portfolio .........24
                  Alger Balanced Institutional Portfolio .....................24
                  Alger Socially Responsible Growth Institutional Portfolio ..25

BACK COVER: ..... How to obtain more information

[GRAPHIC]   RISK/RETURN SUMMARY:
            INVESTMENTS, RISKS & PERFORMANCE


INVESTMENTS: THE ALGER INSTITUTIONAL FUND

The  investment  goal  and  primary  approach  of each  portfolio  is  discussed individually below. All of the portfolios, with the exception of the fixed-income portion of the Balanced Institutional Portfolio, invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  HIGH UNIT VOLUME GROWTH

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  POSITIVE LIFE CYCLE CHANGE

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will generally dictate in which portfolio(s) the securities will be placed. The market capitalization of a company is its price per share multiplied by the number of its outstanding shares.

ALGER SMALLCAP INSTITUTIONAL PORTFOLIO

GOAL: THE ALGER SMALLCAP INSTITUTIONAL PORTFOLIO SEEKS LONG-TERM
CAPITAL APPRECIATION.

APPROACH: The portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company has a market capitalization within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO

GOAL: THE ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH: The portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of medium-capitalization companies. A medium-capitalization company has a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO

GOAL: THE ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH: The portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $10 billion or greater.

ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO

GOAL: THE ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH:  Under  normal  circumstances,  the  portfolio  invests  in the equity
securities  of  companies  of  any  size  which  demonstrate   promising  growth
potential.

ALGER BALANCED INSTITUTIONAL PORTFOLIO

GOAL: THE ALGER BALANCED INSTITUTIONAL PORTFOLIO SEEKS CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION.

APPROACH: The portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the four highest rating categories by an established rating agency. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.

ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO

GOAL: THE ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH: Under normal circumstances, the portfolio invests primarily in equity securities of companies of any size that, in the opinion of the portfolio's manage-
ment, conduct their business in a socially responsible manner, while demonstrating promising growth potential. Socially responsible conduct extends to the areas of protection of the environment, fair labor practices, equal employment opportunity, the protection of consumers, and, more generally, the enhancement of the quality of life. For example, the portfolio seeks to avoid investments in companies that consistently employ unfair labor practices or maintain practices that degrade the environment. The portfolio does not invest in companies primarily engaged in the manufacturing or distribution of weapons, tobacco or alcohol or the operation of gambling establishments.




[GRAPHIC]    RISKS


RISKS APPLICABLE TO ALL PORTFOLIOS

As with any fund that invests in stocks, your investment may fluctuate in value and the possible loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. An investment in a portfolio may not grow as fast as the rate of inflation. Additionally, stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses and thereby may adversely affect Fund performance. In addition, a high level of short-term trading may increase a portfolio's realized gains, thereby increasing the amount that must be distributed to shareholders at the end of the year.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER SMALLCAP INSTITUTIONAL PORTFOLIO

A risk of investing in the portfolio is:

o the possibility of greater risk of a decrease in the value of your investment by investing in smaller, less-seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources.

RISKS APPLICABLE TO ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO

A risk of investing in the portfolio is:

o the possibility of greater risk of a decrease in the value of your investment by investing in medium-sized companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources.

RISKS APPLICABLE TO ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Portfolios."

RISKS APPLICABLE TO ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO

Because the portfolio invests in companies of all market capitalizations, the portfolio's primary risks are those summarized above in "Risks Applicable to Alger SmallCap Institutional Portfolio," "Risks Applicable to Alger MidCap Growth Institutional Portfolio" and "Risks Applicable to All Portfolios."

RISKS APPLICABLE TO ALGER BALANCED INSTITUTIONAL PORTFOLIO

The primary risks arising from the fixed-income portion of the portfolio are:

o fixed-income securities' sensitivity to interest rate movements; their market values tend to fall when interest rates rise;

o the potential for a decline in the portfolio's market value in the event of an issuer's falling credit rating or actual default.

Because the portfolio invests in companies of all market capitalizations, the primary risks for the equity portion of the portfolio are those summarized above in "Risks Applicable to Alger SmallCap Institutional Portfolio," "Risks Applicable to Alger MidCap Growth Institutional Portfolio" and "Risks Applicable to All Portfolios."

This  portfolio may appeal to investors who seek some  long-term  capital growth
while  also  maintaining   exposure  to  more   conservative,   income-producing
fixed-income investments.

RISKS APPLICABLE TO ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO

Because the portfolio invests in companies of all market capitalizations, the portfolio's primary risks are those summarized above in "Risks Applicable to Alger SmallCap Institutional Portfolio," "Risks Applicable to Alger MidCap Growth Institutional Portfolio" and "Risks Applicable to All Portfolios." Moreover, since the portfolio normally invests only in companies it deems to be socially responsible, your return may be less than it would have been had you invested in a portfolio which does not employ a social responsibility screen.

PERFORMANCE

The following bar charts show each portfolio's performance from year to year and give you some indication of the risks of investing in the portfolio. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables show the risk of investing in a portfolio by comparing the portfolio's performance over several periods with that of an appropriate benchmark index. The tables also show the effect of taxes on the portfolios' returns by presenting after-tax returns. These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. The returns assume reinvestment of dividends and distributions. Remember that a portfolio's past performance (before or after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

The Alger LargeCap Growth Institutional Portfolio has changed its performance benchmark from the S&P500 Index to the Russell 1000 Growth Index. Alger Capital Appreciation Institutional Portfolio and Alger Socially Responsible Growth Institutional Portfolio have changed their performance benchmark from the S&P 500 Index to the Russell 3000 Growth Index. Alger MidCap Growth Institutional Portfolio has changed its performance benchmark from the S&P MidCap 400 Index to the Russell Midcap Growth Index. Alger Balanced Institutional Portfolio has changed one of its benchmarks from the S&P500 Index to the Russell 1000 Growth Index. Each replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by each respective portfolio.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index:An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.

o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o S&P Midcap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.

ALGER SMALLCAP INSTITUTIONAL PORTFOLIO
Annual Total Return as of December 31 each year (%)

Class I
                                                            BEST QUARTER:
                                                            Q4 1998  30.16%

                                                            WORST QUARTER:
                                                            Q1 2001  -26.59%

 3.51     60.83    14.83    14.21    25.01    52.16   -22.84   -27.98   -26.84
------   ------   ------   ------   ------   ------   ------   ------   ------
  94       95       96       97       98       99       00       01       02

Average Annual Total Return as of December 31, 2002
                                                                        Since
                                                                      Inception
Class I                               1 Year           5 Years        (11/8/93)
--------------------------------------------------------------------------------
SmallCap
Return Before Taxes                   -26.84%           -5.01%          6.50%
Return After Taxes on Distributions   -26.84%           -6.17%          4.88%
Return After Taxes on Distributions
  and Sale of Fund Shares             -16.48%           -3.76%          5.25%
Russell 2000 Growth Index             -30.27%           -6.59%          1.55%



ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO
Annual Total Return as of December 31 each year (%)

Class I
                                                            BEST QUARTER:
                                                            Q4 1998  31.43%

                                                            WORST QUARTER:
                                                            Q3 2002  -18.35%

 9.77     51.89    15.19    20.25    39.21    41.77    16.95   -6.18    -29.46
------   ------   ------   ------   ------   ------   ------   ------   ------
  94       95       96       97       98       99       00       01       02

Average Annual Total Return as of December 31, 2002
                                                                        Since
                                                                      Inception
Class I                               1 Year           5 Years        (11/8/93)
--------------------------------------------------------------------------------
MidCap Growth
Return Before Taxes                   -29.46%            8.84%         15.32%
Return After Taxes on Distributions   -29.46%            5.68%         11.07%
Return After Taxes on Distributions
  and Sale of Fund Shares             -18.09%            5.91%         11.09%
Russell Midcap Growth Index           -27.40%           -1.82%          6.36%
S&P MidCap 400 Index                  -14.52%            6.41%         11.88%

ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO
Annual Total Return as of December 31 each year (%)

Class I
                                                            BEST QUARTER:
                                                            Q4 1998  27.08%

                                                            WORST QUARTER:
                                                            Q3 2002  -20.58%

-2.95     39.52    11.32    26.72    49.97    35.24   -13.85   -12.25   -33.91
------   ------   ------   ------   ------   ------   ------   ------   ------
  94       95       96       97       98       99       00       01       02

  Average Annual Total Return as of December 31, 2002
                                                                        Since
                                                                      Inception
Class I                               1 Year           5 Years        (11/8/93)
--------------------------------------------------------------------------------
LargeCap Growth
Return Before Taxes                   -33.91%             .27%          8.07%
Return After Taxes on Distributions   -33.91%           -1.26%          5.23%
Return After Taxes on Distributions
  and Sale of Fund Shares             -20.82%             .29%          5.92%
Russell 1000 Growth Index             -27.89%           -3.84%          7.16%
S&P 500 Index                         -22.10%            -.58%          9.16%



ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
Annual Total Return as of December 31 each year (%)

Class I
                                                            BEST QUARTER:
                                                            Q4 1999  38.50%

                                                            WORST QUARTER:
                                                            Q4 2000  -22.97%

-8.34     54.51    10.06    25.44    63.44    88.73   -25.88   -16.86   -34.42
------   ------   ------   ------   ------   ------   ------   ------   ------
  94       95       96       97       98       99       00       01       02

Average Annual Total Return as of December 31, 2002
                                                                        Since
                                                                      Inception
Class I                               1 Year           5 Years        (11/8/93)
--------------------------------------------------------------------------------
Capital Appreciation
Return Before Taxes                   -34.42%            4.51%           11.01%
Return After Taxes on Distributions   -34.42%            2.27%            7.03%
Return After Taxes on Distributions
  and Sale of Fund Shares             -21.13%            2.93%            7.45%
Russell 3000 Growth Index             -28.05%           -4.11%            6.61%
S&P 500 Index                         -22.10%            -.58%            9.16%

ALGER BALANCED INSTITUTIONAL PORTFOLIO
Annual Total Return as of December 31 each year (%)

Class I
                                                            BEST QUARTER:
                                                            Q4 2001  3.54%

                                                            WORST QUARTER:
                                                            Q3 2001  -10.98%

               -13.29     -22.76
               ------     ------
                  01        02

  Average Annual Total Return as of December 31, 2002

                                                                        Since
                                                                      Inception
  Class I                                             1 Year          (12/4/00)
--------------------------------------------------------------------------------
  Balanced
  Return Before Taxes                                 -22.76%          -18.43%
  Return After Taxes on Distributions                 -22.76%          -18.43%
  Return After Taxes on Distributions and Sale
    of Fund Shares                                    -13.97%          -14.42%
  Russell 1000 Growth Index                           -27.89%          -24.55%
  S&P 500 Index                                       -22.10%          -16.41%
  Lehman Gov't/Credit Bond Index                       11.02%           10.33%



  ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO
  Annual Total Return as of December 31 each year (%)

  Class I
                                                            BEST QUARTER:
                                                            Q4 2001  13.53%

                                                            WORST QUARTER:
                                                            Q2 2002  -18.95%

               -23.12     -41.13
               ------     ------
                 01         02

  Average Annual Total Return as of December 31, 2002

                                                                        Since
                                                                      Inception
  Class I                                             1 Year          (12/4/00)
--------------------------------------------------------------------------------
  Socially Responsible Growth
  Return Before Taxes                                 -41.13%          -34.52%
  Return After Taxes on Distributions                 -41.13%          -34.52%
  Return After Taxes on Distributions
    and Sale of Fund Shares                           -25.26%          -26.24%
  Russell 3000 Growth Index                           -28.05%          -23.29%
  S&P 500 Index                                       -22.10%          -16.41%

[GRAPHIC]      FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class I shares of the portfolios. There are no sales charges on purchases or redemptions.

                                                               ANNUAL FUND OPERATING EXPENSES
                                                          (as a percentage of average net assets)

                                  SHAREHOLDER
                                      FEES
                                   (fees paid                                                     Total Fund
                                    directly                             Shareholder                Annual
                                   from your   Management  Distribution   Servicing     Other     Operating
                                  investment)     Fees         Fees          Fees      Expenses    Expenses
-------------------------------------------------------------------------------------------------------------
 ALGER SMALLCAP
 INSTITUTIONAL PORTFOLIO             None         .85%         None          .25%        .15%        1.25%

 ALGER MIDCAP GROWTH
 INSTITUTIONAL PORTFOLIO             None         .80%         None          .25%        .12%        1.17%

 ALGER LARGECAP GROWTH
 INSTITUTIONAL PORTFOLIO             None         .75%         None          .25%        .14%        1.14%

 ALGER CAPITAL APPRECIATION
 INSTITUTIONAL PORTFOLIO             None         .85%         None          .25%        .13%        1.23%

 ALGER BALANCED
 INSTITUTIONAL PORTFOLIO             None         .75%         None          .25%       5.72%        6.72%

 ALGER SOCIALLY RESPONSIBLE GROWTH
 INSTITUTIONAL PORTFOLIO             None         .75%         None          .25%      12.48%       13.48%


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the portfolios with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated, regardless of whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the portfolios' operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year       3 Years     5 Years   10 Years
--------------------------------------------------------------------------------
ALGER SMALLCAP
INSTITUTIONAL PORTFOLIO              $  127       $  397      $  686     $1,511

ALGER MIDCAP GROWTH
INSTITUTIONAL PORTFOLIO              $  119       $  372      $  644     $1,420

ALGER LARGECAP GROWTH
INSTITUTIONAL PORTFOLIO              $  116       $  362      $  628     $1,386

ALGER CAPITAL APPRECIATION
INSTITUTIONAL PORTFOLIO              $  125       $  390      $  676     $1,489

ALGER BALANCED
INSTITUTIONAL PORTFOLIO              $  666       $1,964      $3,218     $6,170

ALGER SOCIALLY RESPONSIBLE
GROWTH INSTITUTIONAL PORTFOLIO       $1,291       $3,553      $5,449     $8,947


Each portfolio may compensate certain entities (other than the Distributor, Fred Alger & Company, Incorporated, and its affiliates) for providing recordkeeping and/or administrative services to participating institutional accounts holding Class I shares at an annual rate of up to .25% of the net asset value of Class I shares of the portfolio held by those accounts.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The portfolios may invest up to 100% of their assets in cash, high-grade bonds, or cash equivalents for temporary, defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary, unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. Such defensive measures, if employed, may result in the portfolio not achieving its investment goals.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC]     MANAGEMENT AND ORGANIZATION


MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager makes investment decisions for the portfolios and continuously reviews and administers their investment programs. These management responsibilities are subject to the supervision of the Fund's Board of Trustees. The Fund has had the same manager since its inception, and the portfolios pay the Manager fees at the following annual rates based on a percentage of average daily net assets: SmallCap and Capital Appreciation--.85%; MidCap Growth--.80%; Balanced, Socially Responsible Growth and LargeCap Growth--.75%.

PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for all portfolios, overseeing the investments of each portfolio since September 2001. Mr Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Alison Barbi, CFA, Jill Greenwald, CFA, Kevin Collins, CFA, and Andrew Silverberg are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio and co-manager of the LargeCap Growth Portfolio since September 2001, has been employed by the Manager since 1994, as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until September 2003, as portfolio manager since 2000, as Chief Investment Officer since 2001 and as President since September 2003. Mr. Hyun, manager of the Socially Responsible Growth and Capital Appreciation Portfolios and co-manager of the LargeCap Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June
2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Barbi, co-manager of the Balanced Portfolio, has been employed by the Manager since September 2001, as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities, LLC from 1990 until 1998, and a private investor since 1998. Ms. Greenwald, manager of the SmallCap Portfolio since November 2001, has been employed by the Manager as a

Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J & W Seligman & Co. from 1999 until November 2001. Mr. Collins, co-manager of the Balanced Portfolio since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003. Mr. Silverberg, assistant portfolio manager of the MidCap Growth Portfolio since September 2003, has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from September 1999 until June 1999.

LEGAL PROCEEDINGS

In response to inquiries from the New York Attorney General ("NYAG") and the Securities and Exchange Commission ("SEC"), the Manager and its counsel have been investigating certain shareholder trading practices in the mutual funds that it manages. Results of that investigation, which is continuing, are being shared with the NYAG, the SEC and the boards of the funds. The Manager has assured the boards of the funds that if it is determined that improper market timing in any of the funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against James Connelly, Jr., a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Fund. That settlement specifically provides: "The findings herein are made pursuant to [Connelly's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against The Alger Fund, Spectra Fund, various portfolios of The Alger Fund, the Manager, Connelly, Veras Management Partners, LLP and John Does 1-100 in the United States District Court for the Southern District of New York, and served the complaint in the lawsuit on the Manager and the fund defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with Mr. Connelly, alleges, among other things, that the fund defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The suit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiff's counsel and expert fees.

Another class action which names the same defendants and Alger American Growth [Fund], includes the same allegations, and seeks, among other things, the same relief was filed in the same court on November 20, 2003, and the complaint was served on the Manager and the fund defendants on that date. The lawsuit was filed by Robert Garfield, who identified himself as a shareholder of a fund defendant.

Another class action similar to the DeMayo action but naming six portfolios of The Alger Institutional Fund as additional defendants was filed in the same court on November 13, 2003, by Dana Buhs, identifying herself as a shareholder of Alger LargeCap Growth Portfolio, and the complaint was served on the Manager and the fund defendants on December 2, 2003. Another class action against the Buhs defendants was filed in the same court on November 19, 2003 by Bryon Billman, identifying himself as a shareholder of Alger MidCap Growth Portfolio, and the complaint was served on the Manager and the fund defendants on December 2, 2003; the complaint alleges violations of Section 34 of the Investment Company Act of 1940 and breach of fiduciary duty and seeks injunctive relief, damages, fees and expenses and other relief.

Similar actions against the same and related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the mutual funds that it manages, and none of the fund defendants believes that it will be materially adversely affected by the pending lawsuits.





[GRAPHIC]      SHAREHOLDER INFORMATION


DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

--------------------------------------------------------------------------------
NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.
--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions annually. The Fund expects that its annual distributions to shareholders will consist primarily of capital gains in the case of each portfolio other than Alger Balanced Institutional Portfolio, which is expected to have distributions consisting of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio because of the classes' differing expenses.

Capital gains may be taxable to you at different rates, depending upon how long the portfolio held the securities that it sold to create the gains (rather than the length of time you have held shares of the portfolio); net investment income is taxable as ordinary income. Participants in tax-deferred accounts ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

CLASSES OF FUND SHARES

Each portfolio offers two classes of shares: Class I shares and Class R shares. Only Class I shares are offered in this prospectus. Both classes are offered only to institutional investors, including, but not limited to, qualified pension and retirement plans. The classes differ in that Class R shares are subject to a distribution fee. The expenses of Class I shares will be less than those of Class R shares.

PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, and trusts funding charitable, religious and educational institutions. The minimum initial investment in the Fund is $500,000. The Distributor may, at its discretion, waive this minimum under special circumstances. For purposes of the minimum, the Distributor may treat appropriately-related investors--for example, trust funds of the same bank, separate accounts of the same insurance com-pany, clients whose investments are managed by a single bank, insurance company, investment adviser or broker-dealer, or institutional clients of a financial intermediary that maintains an omnibus account with the Fund--as a single investor.

The Fund's shares can be purchased or redeemed on any day the New York Stock Exchange is open. Orders will be processed at the NAV next calculated after a purchase or redemption request is received in good order by the transfer agent. All orders for purchase of shares are subject to acceptance or rejection by the Fund or its transfer agent. The transfer agent pays for redemptions within seven days after it accepts a redemption request.

Excessive movement of assets into and out of the Fund by market timers or other investors may disrupt the management of the Fund and increase its expenses. Accordingly, the Fund may reject purchase orders, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares or the shares of other funds sponsored by Alger Management.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.





[GRAPHIC]   FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the period from commencement of operations through the year ended October 31, 2001 has been audited by Arthur Andersen LLP and information for the year ended October 31, 2002 has been audited by Ernst & Young LLP whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

                      [This page intentionally left blank.]

ALGER SMALLCAP INSTITUTIONAL PORTFOLIO

CLASS I SHARES



                                                          Year Ended October 31,
---------------------------------------------------------------------------------------------------
                                                2002              2001             2000
                                            -----------       -----------       -----------
Net asset value, beginning of period        $     13.35       $     23.78       $     22.82
---------------------------------------------------------------------------------------------------
Net investment income (loss)                      (0.13)(ii)        (0.08)(ii)        (0.06)(ii)
Net realized and unrealized gain (loss)
  on investments                                  (2.25)           (10.35)             2.50
---------------------------------------------------------------------------------------------------
Total from investment operations                  (2.38)           (10.43)             2.44
Distributions from net realized gains                --                --             (1.48)
---------------------------------------------------------------------------------------------------
Net asset value, end of period              $     10.97       $     13.35       $     23.78
===================================================================================================
Total Return                                      (17.8%)           (43.9%)            10.1%
===================================================================================================
Ratios and Supplemental Data:
---------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)   $    62,780       $    86,790       $   187,973
===================================================================================================
Ratio of expenses to average net assets            1.25%             1.19%             1.17%
===================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (1.01%)           (0.46%)           (0.23%)
===================================================================================================
Portfolio Turnover Rate                          138.01%           191.89%           242.45%
===================================================================================================


(i)   Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

For a share outstanding throughout the period

                                                                                     From
                                                                         November 8, 1993
                                                                         (commencement of
                                                                           operations) to
                                                                              Oct. 31 (i)
------------------------------------------------------------------------------------------
    1999              1998           1997          1996            1995           1994
-----------       -----------    -----------    -----------    -----------    ------------
$     16.37       $     18.00    $     17.87    $     17.92    $     10.83    $     10.00
------------------------------------------------------------------------------------------
      (0.12)(ii)        (0.08)         (0.10)         (0.05)         (0.07)         (0.07)

       8.65              0.02           3.13           1.72           7.23           0.90
------------------------------------------------------------------------------------------
       8.53             (0.06)          3.03           1.67           7.16           0.83
      (2.08)            (1.57)         (2.90)         (1.72)         (0.07)            --
------------------------------------------------------------------------------------------
$     22.82       $     16.37    $     18.00    $     17.87    $     17.92    $     10.83
==========================================================================================
       52.7%             (1.8%)         19.0%           9.2%          66.2%           8.3%
==========================================================================================

------------------------------------------------------------------------------------------
$    63,711       $    29,938    $    31,499    $    30,043    $    23,002    $     9,513
==========================================================================================
       1.02%             1.03%          1.06%          1.05%          1.13%          1.47%
==========================================================================================

      (0.57%)           (0.55%)        (0.62%)        (0.54%)        (0.73%)        (0.80%)
==========================================================================================
     193.32%           169.97%        134.25%        182.49%        104.84%        186.76%
==========================================================================================

ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO

CLASS I SHARES

                                                          Year Ended October 31,
-----------------------------------------------------------------------------------------------------
                                                2002               2001               2000
                                            -----------        -----------        -----------
Net asset value, beginning of period        $     13.34        $     17.53        $     11.80
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                      (0.10)(ii)         (0.08)(ii)         (0.04)(ii)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                  (2.48)             (3.44)              6.07
-----------------------------------------------------------------------------------------------------
Total from investment operations                  (2.58)             (3.52)              6.03
-----------------------------------------------------------------------------------------------------
Distributions from net realized gains                --              (0.67)             (0.30)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period              $     10.76        $     13.34        $     17.53
=====================================================================================================
Total Return                                      (19.3%)            (20.6%)             51.3%
=====================================================================================================
Ratios and Supplemental Data:
-----------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)   $   215,727        $   217,153        $   177,566
=====================================================================================================
Ratio of expenses to average net assets            1.17%              1.13%              1.12%
=====================================================================================================
Ratio of net investment income (loss)
  to average net assets                           (0.81%)            (0.51%)            (0.24%)
=====================================================================================================
Portfolio Turnover Rate                          284.69%            130.93%            113.14%
=====================================================================================================

(i)   Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

For a share outstanding throughout the period

                                                                                 From
                                                                           November 8, 1993
                                                                           (commencement of
                                                                            operations) to
                                                                             Oct. 31 (i)
-------------------------------------------------------------------------------------------
    1999              1998             1997          1996          1995          1994
-----------       -----------      -----------   -----------   -----------    -----------
$      8.83       $     11.36      $     14.48   $     16.34   $     11.66    $     10.00
-------------------------------------------------------------------------------------------
      (0.05)(ii)        (0.06)(ii)       (0.15)        (0.07)        (0.07)         (0.09)
-------------------------------------------------------------------------------------------

       3.78              1.78             3.46          1.09          6.07           1.75
-------------------------------------------------------------------------------------------
       3.73              1.72             3.31          1.02          6.00           1.66
-------------------------------------------------------------------------------------------
      (0.76)            (4.25)           (6.43)        (2.88)        (1.32)            --
-------------------------------------------------------------------------------------------
$     11.80       $      8.83      $     11.36   $     14.48   $     16.34    $     11.66
===========================================================================================
       42.4%             11.5%            28.6%          6.2%         54.1%          16.6%
===========================================================================================

-------------------------------------------------------------------------------------------
$    28,233       $     6,667      $     6,435   $     9,726   $    10,914    $     6,774
===========================================================================================
       1.23%             1.22%            1.31%         1.16%         1.23%          1.53%
===========================================================================================

      (0.49%)           (0.52%)          (0.79%)       (0.45%)       (0.69%)        (0.89%)
===========================================================================================
     165.68%           184.23%          183.31%       170.21%       132.74%        134.06%
===========================================================================================

ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO

CLASS I SHARES

                                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------
                                                2002               2001              2000
                                            -----------        -----------       -----------
Net asset value, beginning of period        $     11.63        $     17.15       $     17.17
----------------------------------------------------------------------------------------------------
Net investment income (loss)                      (0.03)(ii)         (0.03)(ii)        (0.03)(ii)
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                  (2.90)             (4.50)             1.92
----------------------------------------------------------------------------------------------------
Total from investment operations                  (2.93)             (4.53)             1.89
----------------------------------------------------------------------------------------------------
Distributions from net realized gains                --              (0.99)            (1.91)
----------------------------------------------------------------------------------------------------
Net asset value, end of period              $      8.70        $     11.63       $     17.15
====================================================================================================
Total Return                                      (25.2%)            (27.5%)            10.3%
====================================================================================================
Ratios and Supplemental Data:
----------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)   $   108,660        $    97,308       $   126,573
====================================================================================================
Ratio of expenses to average net assets            1.14%              1.09%             1.06%
====================================================================================================
Ratio of net investment income (loss)
   to average net assets                          (0.24%)            (0.20%)           (0.16%)
====================================================================================================
Portfolio Turnover Rate                          202.07%             89.54%           101.29%
====================================================================================================

(i)   Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.

For a share outstanding throughout the period

                                                                                    From
                                                                              November 8, 1993
                                                                              (commencement of
                                                                               operations) to
                                                                                 Oct. 31 (i)
----------------------------------------------------------------------------------------------
    1999           1998              1997              1996           1995           1994
-----------    -----------       -----------       -----------    -----------    -----------
$     12.37    $     10.78       $      9.32       $     11.65    $     10.38    $     10.00
----------------------------------------------------------------------------------------------
      (0.05)         (0.01)(ii)        (0.02)(ii)        (0.01)         (0.01)         (0.03)
----------------------------------------------------------------------------------------------

       5.23           2.82              2.65              0.91           3.59           0.41
----------------------------------------------------------------------------------------------
       5.18           2.81              2.63              0.90           3.58           0.38
----------------------------------------------------------------------------------------------
      (0.38)         (1.22)            (1.17)            (3.23)         (2.31)            --
----------------------------------------------------------------------------------------------
$     17.17    $     12.37       $     10.78       $      9.32    $     11.65    $     10.38
==============================================================================================
       42.0%          25.4%             28.8%              8.2%          37.1%           3.8%
==============================================================================================

----------------------------------------------------------------------------------------------
$    72,746    $    40,196       $    22,922       $    11,325    $    13,042    $     9,365
==============================================================================================
       1.07%          1.11%             1.13%             1.07%          1.11%          1.26%
==============================================================================================

      (0.39%)        (0.06%)           (0.22%)           (0.09%)        (0.18%)        (0.29%)
==============================================================================================
     143.80%        130.31%           159.38%           142.83%        133.42%        103.79%
==============================================================================================

ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO

CLASS I SHARES

                                                          Year Ended October 31,
-----------------------------------------------------------------------------------------------------
                                                2002               2001               2000
                                            -----------        -----------        -----------
Net asset value, beginning of period        $     11.66        $     18.12        $     16.19
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                      (0.08)(ii)         (0.03)(ii)         (0.09)(ii)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                  (2.61)             (6.37)              2.24
-----------------------------------------------------------------------------------------------------
Total from investment operations                  (2.69)             (6.40)              2.15
-----------------------------------------------------------------------------------------------------
Distributions from net realized gains                --              (0.06)             (0.22)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period              $      8.97        $     11.66        $     18.12
=====================================================================================================
Total Return                                      (23.1%)            (35.4%)             13.1%
=====================================================================================================
Ratios and Supplemental Data:
-----------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)   $   132,010        $   187,187        $   279,916
=====================================================================================================
Ratio of expenses to average net assets            1.23%              1.18%              1.14%
=====================================================================================================
Ratio of net investment income (loss)
  to average net assets                           (0.73%)            (0.21%)            (0.43%)
=====================================================================================================
Portfolio Turnover Rate                          180.39%            104.17%            144.16%
=====================================================================================================

(i)   Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the year.



ALGER BALANCED INSTITUTIONAL PORTFOLIO

For a share outstanding throughout the period

CLASS I SHARES

                                                        Year Ended        From December 4, 2000
                                                        October 31,   (commencement of operations)
                                                           2002          to October 31, 2001 (i)
                                                       ------------   ----------------------------
Net asset value, beginning of period                   $   8.20               $  10.00
--------------------------------------------------------------------------------------------------
Net investment income (loss)                              (0.39)(ii)             (0.11)(ii)
--------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments           (1.14)                 (1.69)
--------------------------------------------------------------------------------------------------
Total from investment operations                          (1.53)                 (1.80)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   6.67               $   8.20
==================================================================================================
Total Return                                              (18.7%)                (18.0%)
==================================================================================================
Ratios and Supplemental Data:
--------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)              $    225               $    108
==================================================================================================
Ratio of expenses to average net assets                    6.72%                  3.13%
==================================================================================================
Ratio of net investment income to average net assets      (5.21%)                (1.44%)
==================================================================================================
Portfolio Turnover Rate                                  321.89%                 15.99%
==================================================================================================

(i)   Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

For a share outstanding  throughout the period ALGER SOCIALLY RESPONSIBLE GROWTH

                                                                                   From
                                                                             November 8, 1993
                                                                             (commencement of
                                                                              operations) to
                                                                                Oct. 31 (i)
---------------------------------------------------------------------------------------------
    1999              1998             1997             1996          1995          1994
-----------       -----------      -----------      -----------   -----------   -----------
$      8.98       $      9.70      $      9.88      $     12.72   $     10.08   $     10.00
---------------------------------------------------------------------------------------------
      (0.09)(ii)        (0.08)(ii)       (0.10)(ii)       (0.07)        (0.19)        (0.23)
---------------------------------------------------------------------------------------------

       7.63              2.96             2.51             0.83          5.30          0.31
---------------------------------------------------------------------------------------------
       7.54              2.88             2.41             0.76          5.11          0.08
---------------------------------------------------------------------------------------------
      (0.33)            (3.60)           (2.59)           (3.60)        (2.47)           --
---------------------------------------------------------------------------------------------
$     16.19       $      8.98      $      9.70      $      9.88   $     12.72   $     10.08
=============================================================================================
       84.3%             28.1%            26.1%             6.1%         54.4%          0.8%
=============================================================================================

---------------------------------------------------------------------------------------------
$    96,711       $     5,587      $     4,520      $     6,703   $     8,116   $     5,251
=============================================================================================
       1.29%             1.44%            1.62%            1.44%         2.70%         2.87%
=============================================================================================

      (0.59%)           (0.79%)          (1.02%)          (0.94%)       (2.32%)       (2.53%)
=============================================================================================
     155.40%           177.09%          159.56%          203.46%       188.53%       229.11%
=============================================================================================



ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO

For a share outstanding throughout the period

CLASS I SHARES

                                             Year Ended        From December 4, 2000
                                             October 31,   (commencement of operations)
                                                2002          to October 31, 2001 (i)
                                             -----------   ----------------------------
Net asset value, beginning of period         $   6.37              $  10.00
---------------------------------------------------------------------------------------
Net investment income (loss)                    (0.77)(ii)         $  (0.30)(ii)
---------------------------------------------------------------------------------------
Net realized and unrealized loss on
  investments                                   (1.17)                (3.33)
---------------------------------------------------------------------------------------
Total from investment operations                (1.94)                (3.63)
---------------------------------------------------------------------------------------
Net asset value, end of period               $   4.43              $   6.37
---------------------------------------------------------------------------------------
Total Return                                    (30.5%)               (36.3%)
=======================================================================================
Ratios and Supplemental Data:
---------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $     46              $     77
=======================================================================================
Ratio of expenses to average net assets         13.48%                 5.31%
=======================================================================================
Ratio of net investment income (loss)
  to average net assets                        (13.17%)               (4.75%)
=======================================================================================
Portfolio Turnover Rate                        205.83%               114.33%
=======================================================================================

(i)   Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

FOR FUND INFORMATION:

BY TELEPHONE: (800) 992-3362

BY MAIL:      The Alger Institutional Fund
              111 Fifth Avenue
              New York, NY 10003



STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.



ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period of the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGARdatabase on the SEC's Internet site at http://www.sec.gov.






DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

The Alger Institutional Fund

SEC File #811-7986